ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,990	$ 289	¥ 3,245	$ 472	¥ 54,509	¥ 66,025
Due from related party	129,506	18,826	55,940
Accounts receivable	0	0	24
Advances to suppliers	1,188	173	5,298
Inventories	81,947	11,912	23,226
Other current assets	247	33	1,326
Total current assets	214,878	31,233	89,059
Land use rights, net	16,564	2,408	19,108
Plant and equipment, net	172,748	25,112	177,317
Acquired intangible assets, net	8,362	1,216	15,739
Other assets	1,202	175	4,196
Total assets	430,101	62,520	324,140
Current liabilities
Short-term borrowings	0	0	15,000
Current portion of long-term borrowings	78,235	11,373	35,504
Accounts payable	7,955	1,156	1,454
Due to growers	7,984	1,161	6,535
Due to related parties	293,732	42,699	11,592
Advances from customers	6,338	921	1,866
Other payables and accrued expenses	37,927	5,513	31,178
Current liabilities of discontinued operations	0	0	22,640
Total current liabilities	432,171	62,823	134,104
Long-term borrowings	0	0	56,769
Other long-term liability	21,278	3,093	20,468
Total liabilities	453,449	65,916	211,341
Variable Interest Entity [Member]
Current assets:
Cash and cash equivalents	1,826	265	2,848
Due from related party	129,506	18,826	33,300
Accounts receivable	0	0	24
Advances to suppliers	1,188	173	5,293
Inventories	81,903	11,906	41,914
Other current assets	213	31	1,306
Total current assets	214,636	31,201	84,685
Land use rights, net	16,564	2,408	19,108
Plant and equipment, net	172,760	25,113	177,282
Equity investments	16,347	2,376	18,721
Acquired intangible assets, net	2,024	294	8,585
Other assets	1,202	175	4,196
Total assets	423,533	61,567	312,577
Current liabilities
Short-term borrowings	0	0	15,000
Current portion of long-term borrowings	78,235	11,373	35,504
Accounts payable	7,952	1,156	1,451
Due to growers	7,984	1,161	6,535
Due to related parties	291,882	42,430	10,000
Advances from customers	5,959	866	1,866
Other payables and accrued expenses	37,295	5,421	30,454
Current liabilities of discontinued operations	0	0	22,640
Total current liabilities	429,307	62,407	123,450
Long-term borrowings	0	0	56,769
Other long-term liability	21,278	3,093	20,468
Total liabilities	¥ 450,585	$ 65,500	¥ 200,687